Tangible Assets and Assets Under Construction - Assets Under Construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Barges	$ 527	$ 539	$ 369
Port Terminals (including capitalized interest)	14,811	3,018	1,105
Transfers to tangible assets	1,384	717	678
Total	(3,814)	(1,264)	$ (1,257)
Assets under construction [member]
IfrsStatementLineItems [Line Items]
Barges	1,920	0
Port Terminals (including capitalized interest)	28,357	3,311
Transfers to tangible assets	(3,198)	0
Total	$ 27,079	$ 3,311